Earnings Per Share - Components of Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Earnings Per Share [Abstract]
Net income attributable to U.S. Bancorp	$ 6,299		$ 5,429		$ 5,825
Preferred dividends	(352)	[1]	(350)	[2]	(296)	[3]
Earnings allocated to participating stock awards	(38)		(28)		(28)
Net income attributable to U.S. Bancorp	5,909		5,051		5,501
Net income applicable to U.S. Bancorp common shareholders	$ 5,909		$ 5,051		$ 5,501
Average common shares outstanding (in shares)	1,560		1,543		1,489
Net effect of the exercise and assumed purchase of stock awards (in shares)	1		0		1
Average diluted common shares outstanding (in shares)	1,561		1,543		1,490
Earnings per common share (in dollars per share)	$ 3.79		$ 3.27		$ 3.69
Diluted earnings per common share (in dollars per share)	$ 3.79		$ 3.27		$ 3.69

[1]	Reflects dividends declared per share on the Company’s Series A, Series B, Series J, Series K, Series L, Series M, Series N and Series O Non-Cumulative Perpetual Preferred Stock of $6,537.806, $1,527.702, $1,325.00, $1,375.00, $937.50, $1,000.00, $925.00, and $1,125.00, respectively.
[2]	Reflects dividends declared per share on the Company’s Series A, Series B, Series J, Series K, Series L, Series M, Series N, and Series O Non-Cumulative Perpetual Preferred Stock of $6,439.904, $1,503.518, $1,325.00, $1,375.00, $937.50, $1,000.00, $925.00, and $1,125.00, respectively.
[3]	Reflects dividends declared per share on the Company’s Series A, Series B, Series J, Series K, Series L, Series M, Series N, and Series O Non-Cumulative Perpetual Preferred Stock of $3,965.458, $962.487, $1,325.00, $1,375.00, $937.50, $1,000.00, $925.00, and $1,050.00, respectively.